Consolidated Quarterly Holdings Report
for
Fidelity® Contrafund® K6
March 31, 2026
CONK6-NPRT1-0526
1.9883977.108
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (b)(h)	4,945,925	13,588,281
Commercial Services & Supplies - 0.0%
Brambles Ltd	97,400	1,528,623
Clean TeQ Water Ltd (b)	267,851	67,131
		1,595,754
TOTAL INDUSTRIALS		15,184,035
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	161,539	15,727,438
TOTAL AUSTRALIA		30,911,473
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	229,914	69,272,339
BRAZIL - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	241,749	5,016,292
Financials - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA ADR	1,328,025	11,128,850
NU Holdings Ltd/Cayman Islands Class A (b)	4,087,004	58,730,247
		69,859,097
Capital Markets - 0.0%
Banco BTG Pactual SA unit	268,855	2,921,677
TOTAL FINANCIALS		72,780,774
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	76,191	10,001,061
TOTAL BRAZIL		87,798,127
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	346,230	6,510,946
CANADA - 2.8%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	299,033	36,700,384
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	8,185	667,932
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	149,373	8,318,544
TOTAL CONSUMER DISCRETIONARY		45,686,860
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	76,187	8,274,670
Canadian Natural Resources Ltd (c)	549,894	26,824,676
Cenovus Energy Inc	252,521	6,701,945
Imperial Oil Ltd (c)	791,740	103,704,224
PrairieSky Royalty Ltd	34,953	809,062
Suncor Energy Inc	163,070	10,785,760
TOTAL ENERGY		157,100,337
Financials - 0.4%
Banks - 0.3%
Royal Bank of Canada	442,070	71,463,375
Toronto Dominion Bank	134,855	12,594,610
		84,057,985
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	21,831	37,198,229
Intact Financial Corp	159,430	28,890,169
		66,088,398
TOTAL FINANCIALS		150,146,383
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	102,545	5,962,992
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	93,579	26,398,010
IT Services - 0.7%
Shopify Inc Class A (b)	1,715,353	203,534,014
Software - 0.0%
Constellation Software Inc/Canada	7,167	12,581,224
TOTAL INFORMATION TECHNOLOGY		242,513,248
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	285,588	57,969,581
Alamos Gold Inc Class A	347,677	15,468,140
Barrick Mining Corp (United States)	424,569	17,318,170
Franco-Nevada Corp	577,663	143,035,023
G Mining Ventures Corp (b)	294,078	10,320,529
High Power Exploration Inc (b)(d)(e)	2,010,004	2,552,704
Lundin Gold Inc	412,243	31,504,244
Novagold Resources Inc (b)	360,849	3,250,261
Orla Mining Ltd	724,532	11,651,054
TOTAL MATERIALS		293,069,706
TOTAL CANADA		894,479,526
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	109,644	2,734,203
CHINA - 0.8%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	3,441,855	217,085,991
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	4,089,261	55,905,667
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	128,869	7,634,839
TOTAL CHINA		280,626,497
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)(c)	4,518,515	38,620,619
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	111,325	5,310,619
FINLAND - 0.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	830,214	27,330,645
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	8,098,431	64,965,793
TOTAL FINLAND		92,296,438
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Kering SA	141,888	43,086,216
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	42,595	9,925,705
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	11,717	4,361,098
TOTAL FRANCE		57,373,019
GERMANY - 0.1%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	3,244	1,370,002
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	448,004	39,818,596
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG	27,794	4,793,063
TOTAL GERMANY		45,981,661
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Bullish (c)	893,652	31,930,186
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,253,487	37,755,028
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	203,565	11,766,057
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	45,800	3,109,574
TOTAL ITALY		14,875,631
JAPAN - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Toyota Motor Corp	65,992	1,371,799
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	265,448	1,619,300
Specialty Retail - 0.0%
Fast Retailing Co Ltd	32,143	12,699,905
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	533,640	14,346,973
TOTAL CONSUMER DISCRETIONARY		30,037,977
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	56,325	1,851,984
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	465,888	80,766,546
Industrials - 0.1%
Electrical Equipment - 0.0%
Furukawa Electric Co Ltd	53,318	10,235,999
Industrial Conglomerates - 0.0%
Hitachi Ltd	270,492	7,935,016
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	660,661	18,152,758
Trading Companies & Distributors - 0.0%
ITOCHU Corp	289,178	3,678,486
TOTAL INDUSTRIALS		40,002,259
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	70,499	9,729,332
TOTAL JAPAN		162,388,098
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	147,507	46,264,780
Kia Corp	20,819	2,092,741
		48,357,521
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,380,463	26,063,141
TOTAL CONSUMER DISCRETIONARY		74,420,662
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	219,428	126,752,539
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	24,252	2,887,966
TOTAL INFORMATION TECHNOLOGY		129,640,505
TOTAL KOREA (SOUTH)		204,061,167
NETHERLANDS - 0.5%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	461,515	8,958,385
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	35,422	25,866,916
Newamsterdam Pharma Co NV (b)	281,369	9,006,621
TOTAL HEALTH CARE		34,873,537
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	60,271	45,682,573
ASML Holding NV depository receipt	35,644	47,079,665
BE Semiconductor Industries NV	123,956	26,550,614
TOTAL INFORMATION TECHNOLOGY		119,312,852
TOTAL NETHERLANDS		163,144,774
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,428,676	16,016,485
SWEDEN - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Assa Abloy AB B Shares	36,677	1,325,796
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	147,224	1,678,389
TOTAL SWEDEN		3,004,185
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	310,976	10,579,404
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,314,661	444,289,685
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	22,677	11,826,509
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	4,083	965,208
Consumer Staples - 0.4%
Tobacco - 0.4%
British American Tobacco PLC	2,547,071	147,879,961
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	249,080	17,218,900
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (d)(e)	4,139,223	11,176,498
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	8,500	11,837,440
TOTAL FINANCIALS		23,013,938
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca PLC (United States)	47,396	9,347,439
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	1,356,875	20,614,221
TOTAL UNITED KINGDOM		219,039,667
UNITED STATES - 89.0%
Communication Services - 18.6%
Entertainment - 2.4%
Liberty Media Corp-Liberty Formula One Class C (b)	166,422	14,149,198
Live Nation Entertainment Inc (b)(c)	680,910	103,845,584
Netflix Inc (b)	6,714,033	645,554,274
ROBLOX Corp Class A (b)	583,748	33,016,787
Warner Bros Discovery Inc (b)	618,079	16,972,449
		813,538,292
Interactive Media & Services - 16.2%
Alphabet Inc Class A	4,650,570	1,337,317,909
Alphabet Inc Class C	2,981,060	855,146,872
Epic Games Inc (b)(d)(e)	14,010	6,265,832
Meta Platforms Inc Class A	5,551,492	3,176,175,118
Reddit Inc Class A (b)	106,537	14,345,207
Reddit Inc Class B (b)	68,270	9,192,556
		5,398,443,494
Media - 0.0%
EchoStar Corp Class A (b)	34,633	4,054,485
Omnicom Group Inc	129,908	9,783,371
		13,837,856
TOTAL COMMUNICATION SERVICES		6,225,819,642
Consumer Discretionary - 8.9%
Automobiles - 0.1%
General Motors Co	123,676	9,213,862
Rad Power Bikes Inc (b)(d)(e)	331,574	3
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	389,358	4
Tesla Inc (b)	61,069	22,702,401
		31,916,270
Broadline Retail - 5.6%
Amazon.com Inc (b)	8,786,062	1,829,873,134
eBay Inc	454,908	41,405,726
		1,871,278,860
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (b)	251,393	31,745,908
Carnival Corp	383,183	9,916,776
Cava Group Inc (b)(c)	95,624	7,735,982
Dutch Bros Inc Class A (b)	253,734	12,854,164
Hilton Worldwide Holdings Inc	158,444	48,179,652
Starbucks Corp	226,776	20,316,862
Viking Holdings Ltd (b)	239,933	17,630,277
Wynn Resorts Ltd	12,950	1,315,072
Yum! Brands Inc	28,943	4,500,057
		154,194,750
Household Durables - 0.5%
DR Horton Inc	680,190	93,335,672
PulteGroup Inc	5,350	629,213
SharkNinja Inc (b)	147,830	15,655,197
TopBuild Corp (b)	133,020	46,729,926
		156,350,008
Specialty Retail - 2.2%
Boot Barn Holdings Inc (b)	1,233	180,461
Fanatics Inc Class A (b)(d)(e)	332,480	27,845,200
Floor & Decor Holdings Inc Class A (b)(c)	767,207	38,974,116
Home Depot Inc/The	373,736	122,918,033
Lowe's Cos Inc	1,664,017	393,173,937
O'Reilly Automotive Inc (b)	374,440	34,564,556
TJX Cos Inc/The	542,695	86,668,392
Urban Outfitters Inc (b)	71,113	4,505,008
Williams-Sonoma Inc	226,411	41,281,518
		750,111,221
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp (b)	15,145	1,515,863
Ralph Lauren Corp Class A	55,637	19,138,572
		20,654,435
TOTAL CONSUMER DISCRETIONARY		2,984,505,544
Consumer Staples - 3.2%
Beverages - 0.6%
Coca-Cola Co/The	2,660,092	202,299,997
PepsiCo Inc	59,927	9,306,063
		211,606,060
Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores Inc	35,607	25,916,911
Chobani Inc Class A (d)(e)(f)	2,752	11,872,844
Costco Wholesale Corp	155,749	155,192,976
Dollar General Corp	6,721	797,984
Dollar Tree Inc (b)	1,893,668	207,375,583
Maplebear Inc (b)	290,131	10,868,307
Walmart Inc	259,480	32,248,174
		444,272,779
Food Products - 0.2%
Hershey Co/The	321,183	66,770,734
Smithfield Foods Inc	5,800	162,226
		66,932,960
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	1,063,563	76,331,917
Tobacco - 0.9%
JUUL Labs Inc Class A (b)(d)(e)	5,826,889	11,071,089
Philip Morris International Inc	1,665,199	275,324,003
		286,395,092
TOTAL CONSUMER STAPLES		1,085,538,808
Energy - 2.9%
Energy Equipment & Services - 0.3%
SLB Ltd	1,722,180	88,502,830
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	44,490	12,624,482
Chevron Corp	269,024	55,661,066
ConocoPhillips	228,744	30,194,208
Exxon Mobil Corp	3,209,079	544,452,343
Marathon Petroleum Corp	127,649	31,169,333
Phillips 66	109,825	20,007,919
Shell PLC ADR	642,145	59,719,485
Valero Energy Corp	471,861	116,587,416
		870,416,252
TOTAL ENERGY		958,919,082
Financials - 12.4%
Banks - 1.4%
Citigroup Inc	976,182	110,708,801
East West Bancorp Inc	3,337	356,258
JPMorgan Chase & Co	971,132	285,668,189
Wells Fargo & Co	943,162	75,085,127
		471,818,375
Capital Markets - 2.5%
Bank of New York Mellon Corp/The	1,304,612	154,766,122
Cboe Global Markets Inc	210,371	59,128,977
Charles Schwab Corp/The	1,211,952	113,899,249
Coinbase Global Inc Class A (b)	9,317	1,626,841
Evercore Inc Class A	95,748	28,581,735
Goldman Sachs Group Inc/The	207,405	175,462,556
Interactive Brokers Group Inc Class A	166,859	11,191,233
Moody's Corp	93,087	40,609,204
Morgan Stanley	1,558,232	256,438,240
Robinhood Markets Inc Class A (b)	141,642	9,815,791
Tulco LLC (b)(d)(e)(f)	1,552	916,642
		852,436,590
Consumer Finance - 0.5%
American Express Co	506,145	153,098,740
Capital One Financial Corp	152,088	27,745,414
Figure Technology Solutions Inc Class A	36,418	1,236,391
		182,080,545
Financial Services - 7.0%
Berkshire Hathaway Inc Class A (b)	1,947	1,398,218,580
Berkshire Hathaway Inc Class B (b)	733,785	351,629,772
Mastercard Inc Class A	145,478	72,689,537
Rocket Cos Inc Class A (b)	2,268,154	32,321,194
Toast Inc Class A (b)	1,497,619	39,701,880
Visa Inc Class A	1,426,182	431,049,248
		2,325,610,211
Insurance - 1.0%
Arthur J Gallagher & Co	642,829	139,223,905
Chubb Ltd	32,200	10,494,946
Progressive Corp/The	690,382	136,861,328
Travelers Companies Inc/The	152,327	44,430,739
		331,010,918
TOTAL FINANCIALS		4,162,956,639
Health Care - 7.4%
Biotechnology - 2.6%
AbbVie Inc	90,242	19,626,733
Alnylam Pharmaceuticals Inc (b)	261,731	86,598,936
Amgen Inc	8,479	2,983,336
Apogee Therapeutics Inc (b)	75,278	6,336,149
BeOne Medicines Ltd ADR (b)	158,895	47,187,048
Biogen Inc (b)	746,697	136,891,961
BioMarin Pharmaceutical Inc (b)	379,550	21,440,780
Caris Life Sciences Inc (b)	532,050	9,513,054
Centessa Pharmaceuticals PLC ADR (b)	272,448	10,821,635
Cytokinetics Inc (b)	23,735	1,564,374
Eikon Therapeutics Inc (b)	268,874	2,844,687
Gilead Sciences Inc	2,251,635	313,810,371
Immunome Inc (b)	87,699	1,917,977
Immunovant Inc (b)	200,985	4,992,467
Insmed Inc (b)	194,708	31,838,652
Kiniksa Pharmaceuticals International Plc Class A (b)	40,764	1,962,787
Kymera Therapeutics Inc (b)	109,830	9,147,741
Madrigal Pharmaceuticals Inc (b)	4,001	2,094,403
Mirum Pharmaceuticals Inc (b)	9,402	868,557
Moderna Inc (b)	761,678	38,693,242
Natera Inc (b)	136,460	27,290,635
Nuvalent Inc Class A (b)	23,422	2,399,584
Praxis Precision Medicines Inc (b)	13,002	4,189,114
PTC Therapeutics Inc (b)	27,660	1,884,476
Regeneron Pharmaceuticals Inc	38,735	29,928,210
Roivant Sciences Ltd (b)	733,907	20,329,224
Summit Therapeutics Inc (b)	97,340	1,845,566
United Therapeutics Corp (b)	10,521	6,238,743
Vertex Pharmaceuticals Inc (b)	25,240	11,270,670
XOMA Royalty Corp (b)(c)	166,757	5,231,167
		861,742,279
Health Care Equipment & Supplies - 0.9%
Align Technology Inc (b)	344,158	58,999,006
Boston Scientific Corp (b)	1,851,099	116,156,462
Edwards Lifesciences Corp (b)	37,212	2,979,937
Glaukos Corp (b)	5,530	595,360
Globus Medical Inc Class A (b)	34,821	3,000,177
Insulet Corp (b)	18,960	3,978,566
Intuitive Surgical Inc (b)	132,121	60,906,460
Medline Inc Class A	1,220,245	54,300,903
ResMed Inc	5,888	1,321,738
Stryker Corp	4,663	1,532,215
		303,770,824
Health Care Providers & Services - 0.7%
Cencora Inc	149,998	47,120,372
HCA Healthcare Inc	121,850	57,664,294
McKesson Corp	42,265	36,574,440
Tenet Healthcare Corp (b)	510,676	96,369,668
UnitedHealth Group Inc	156	42,212
		237,770,986
Life Sciences Tools & Services - 1.3%
Bio-Techne Corp	445,300	23,271,378
Charles River Laboratories International Inc (b)	306,414	52,856,415
Danaher Corp	604,959	114,700,226
Thermo Fisher Scientific Inc	454,253	223,278,977
Veterinary Emergency Group (b)(d)(e)(f)	248,592	24,453,995
West Pharmaceutical Services Inc	52,534	13,167,122
		451,728,113
Pharmaceuticals - 1.9%
Corcept Therapeutics Inc (b)	257,572	10,382,727
Eli Lilly & Co	608,391	559,579,790
GSK PLC	1,314,970	36,221,478
Jazz Pharmaceuticals PLC (b)	8,974	1,696,534
Johnson & Johnson	50,722	12,398,486
Merck & Co Inc	41,615	5,005,868
Roche Holding AG	18,050	7,203,590
Structure Therapeutics Inc ADR (b)	166,025	8,002,405
Zevra Therapeutics Inc (b)(c)	415,808	3,875,331
		644,366,209
TOTAL HEALTH CARE		2,499,378,411
Industrials - 11.1%
Aerospace & Defense - 6.3%
Anduril Industries Inc Class B (d)(e)	3,798	242,085
Anduril Industries Inc Class C (d)(e)	2	127
ATI Inc (b)	58,007	8,437,698
Axon Enterprise Inc (b)	74,975	31,841,133
Beta Technologies Inc (g)	930,827	13,683,157
Beta Technologies Inc Class A (b)(c)	192,732	2,833,160
Boeing Co (b)	1,082,289	215,407,980
Carpenter Technology Corp	167,339	65,956,667
Firefly Aerospace Inc (b)(c)	24,022	683,906
FTAI Aviation Ltd	5,604	1,372,980
GE Aerospace	1,356,273	384,869,590
General Dynamics Corp	53,689	18,427,139
Howmet Aerospace Inc	416,241	95,926,901
Karman Holdings Inc (b)	278,861	22,322,823
L3Harris Technologies Inc	8,721	3,010,053
Loar Holdings Inc (b)(c)	7,755	444,284
Northrop Grumman Corp	34,679	23,659,401
Relativity Space Inc (b)(d)(e)	8,280	8,777
Relativity Space Inc warrants 11/1/2030 (b)(d)(e)	341	344
Rocket Lab Corp	100,305	6,441,587
RTX Corp	38,918	7,507,282
Space Exploration Technologies Corp (b)(d)(e)	2,059,706	1,084,620,583
Space Exploration Technologies Corp Class C (b)(d)(e)	127,720	67,256,075
Woodward Inc	52,559	18,811,917
		2,073,765,649
Air Freight & Logistics - 0.0%
FedEx Corp	24,001	8,548,676
Zipline International Inc (b)(d)(e)	87,466	4,920,837
		13,469,513
Building Products - 0.3%
Simpson Manufacturing Co Inc	90,645	15,556,495
Trane Technologies PLC	207,008	86,268,514
		101,825,009
Commercial Services & Supplies - 0.3%
Cintas Corp	17,821	3,014,243
Clean Harbors Inc (b)	245,171	70,297,881
GFL Environmental Inc Subordinate Voting Shares	768,059	32,039,727
		105,351,851
Construction & Engineering - 0.0%
API Group Corp (b)	254,716	10,321,092
Comfort Systems USA Inc	3,600	4,964,364
		15,285,456
Electrical Equipment - 1.3%
Eaton Corp PLC	48,161	17,225,745
Forgent Power Solutions Inc Class A	246,140	7,204,518
GE Vernova Inc	438,239	382,538,823
Nextpower Inc Class A (b)	74,496	8,980,493
nVent Electric PLC	14,526	1,718,135
Vertiv Holdings Co Class A	47,885	11,999,023
		429,666,737
Ground Transportation - 0.5%
Old Dominion Freight Line Inc	762,363	148,965,730
XPO Inc (b)	62,689	12,196,145
		161,161,875
Industrial Conglomerates - 0.3%
3M Co	674,018	97,887,634
Machinery - 1.8%
Caterpillar Inc	5,448	3,859,690
Deere & Co	407,447	229,514,895
Ingersoll Rand Inc	762,059	61,056,167
PACCAR Inc	381,852	44,103,906
Parker-Hannifin Corp	102,817	92,045,891
RBC Bearings Inc (b)	35,906	19,501,267
Symbotic Inc Class A (b)(c)	171,215	9,108,638
Westinghouse Air Brake Technologies Corp	541,736	135,385,244
		594,575,698
Passenger Airlines - 0.0%
Delta Air Lines Inc	62,132	4,130,535
Professional Services - 0.0%
CACI International Inc (b)	5,126	2,787,878
UL Solutions Inc Class A	106,603	9,136,943
		11,924,821
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc	440,743	102,807,713
QXO Inc (b)(c)	242,527	4,709,874
		107,517,587
TOTAL INDUSTRIALS		3,716,562,365
Information Technology - 23.1%
Communications Equipment - 0.5%
Arista Networks Inc (b)	1,426,573	175,154,633
Cisco Systems Inc	18,803	1,458,924
Lumentum Holdings Inc (b)	4,360	3,064,034
		179,677,591
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp Class A	5,497,638	694,626,562
Coherent Corp (b)	261,666	62,331,458
Corning Inc	102,362	13,918,161
Jabil Inc	41,569	11,041,973
Keysight Technologies Inc (b)	5,444	1,537,222
Sanmina Corp (b)	12,365	1,602,999
TD SYNNEX Corp	6,252	1,054,775
		786,113,150
IT Services - 0.3%
Accenture PLC Class A	10,097	2,002,134
Cloudflare Inc Class A (b)	146,544	30,237,889
Snowflake Inc (b)	436,477	65,829,461
		98,069,484
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices Inc (b)	130,898	26,628,580
Analog Devices Inc	113,284	36,040,172
Applied Materials Inc	36,005	12,306,149
ARM Holdings PLC ADR (b)	82,253	12,443,234
Astera Labs Inc (b)	119,547	13,102,351
Broadcom Inc	2,159,033	668,242,304
Intel Corp (b)	687,605	30,344,009
KLA Corp	115,681	170,329,861
Lam Research Corp	161,277	34,458,444
MACOM Technology Solutions Holdings Inc (b)	37,424	8,310,748
Marvell Technology Inc	120,351	11,920,767
Micron Technology Inc	180,687	61,043,296
Monolithic Power Systems Inc	31,367	34,295,109
NVIDIA Corp	20,543,472	3,582,781,517
SiTime Corp (b)	17,638	6,091,283
Teradyne Inc	4,793	1,420,932
		4,709,758,756
Software - 3.9%
Applied Intuition Inc Class A (b)(d)(e)	38,256	3,624,373
Cadence Design Systems Inc (b)	88,599	24,619,004
Canva Inc Class A (b)(d)(e)	38,300	51,582,057
Carbon Inc (b)(d)(e)	17,122	19,519
Crowdstrike Holdings Inc Class A (b)	13,371	5,220,172
Figma Inc Class A (c)	1,437,651	30,391,942
Fortinet Inc (b)	39,160	3,200,155
Gusto Inc (b)(d)(e)	50,300	957,209
Microsoft Corp	2,619,564	969,684,006
OpenAI Group Pbc Class A (d)(e)	5,500	3,782,295
Palantir Technologies Inc Class A (b)	35,835	5,241,944
Palo Alto Networks Inc (b)	378,892	60,743,965
Samsara Inc Class A (b)	1,230,107	38,982,091
ServiceTitan Inc Class A (b)(c)	384,986	24,431,212
Stripe LLC Class B (b)(d)(e)	75,100	4,731,300
Synopsys Inc (b)	72,222	28,634,579
Tanium Inc Class B (b)(d)(e)	449,538	3,483,920
Via Transportation Inc Class A (b)	28,493	427,395
		1,259,757,138
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc	2,550,195	647,213,989
Dell Technologies Inc Class C	113,299	18,595,765
GPGI Inc Class A	399,663	6,834,237
Seagate Technology Holdings PLC	14,808	5,801,182
Western Digital Corp	28,599	7,735,744
		686,180,917
TOTAL INFORMATION TECHNOLOGY		7,719,557,036
Materials - 0.8%
Chemicals - 0.7%
CF Industries Holdings Inc	26,674	3,463,352
Corteva Inc	1,294,735	108,382,267
Ecolab Inc	3,556	945,967
Sherwin-Williams Co/The	408,577	130,969,357
		243,760,943
Construction Materials - 0.0%
CRH PLC	40,331	4,239,594
Martin Marietta Materials Inc	14,420	8,488,766
		12,728,360
Metals & Mining - 0.1%
Illuminated Holdings Inc (b)(d)(e)	70,024	1,237,324
Ivanhoe Electric Inc / US (b)	883,336	10,441,032
Newmont Corp	25,512	2,761,674
Steel Dynamics Inc	47,960	8,632,800
		23,072,830
TOTAL MATERIALS		279,562,133
Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	201,727	39,883,445
Industrial REITs - 0.0%
Prologis Inc	11,650	1,539,896
Real Estate Management & Development - 0.0%
Zillow Group Inc Class C (b)	110,256	4,562,393
TOTAL REAL ESTATE		45,985,734
Utilities - 0.5%
Electric Utilities - 0.5%
American Electric Power Co Inc	131,061	17,179,476
Constellation Energy Corp	304,263	84,965,443
Entergy Corp	66,282	7,447,445
NRG Energy Inc	211,420	30,896,919
		140,489,283
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	107,361	16,139,579
TOTAL UTILITIES		156,628,862
TOTAL UNITED STATES		29,835,414,256
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	117,100	1,518,786
TOTAL COMMON STOCKS (Cost $16,537,663,689)		32,767,759,328

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	729,800	726,589
Information Technology - 0.0%
Software - 0.0%
Asapp Inc 8% 3/13/2028 (d)(e)(i)	432,300	546,427
TOTAL UNITED STATES		1,273,016
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,162,100)		1,273,016

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(d)(e)	1,289,012	2,719,815
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	80,736	21,853,620
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (d)(e)	246,902	14,577,094
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (d)(e)	146,300	1,389,850
UNITED STATES - 1.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(e)	43,228	0
Rad Power Bikes Inc Series C (b)(d)(e)	170,098	2
Rad Power Bikes Inc Series D (b)(d)(e)	404,900	4
Waymo LLC Series D-2 (d)(e)	33,500	5,504,720
		5,504,726
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	27,000	601,560
TOTAL CONSUMER DISCRETIONARY		6,106,286
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	8,352	284,302
GoBrands Inc Series H (b)(d)(e)	11,788	516,668
TOTAL CONSUMER STAPLES		800,970
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(d)(e)	57,282	1,951,597
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	63,948	3,884,202
TOTAL FINANCIALS		5,835,799
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	486,500	895,160
Kardigan Inc Series B (d)(e)	159,238	3,401,324
		4,296,484
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(d)(e)	190,800	1,551,204
Lyra Health Inc Series F (b)(d)(e)	11,519	93,649
Somatus Inc Series E (b)(d)(e)	2,766	3,549,193
		5,194,046
TOTAL HEALTH CARE		9,490,530
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (d)(e)	35,200	2,243,648
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(d)(e)	178,019	10,015,349
Zipline International Inc Series F (b)(d)(e)	286,824	16,136,718
Zipline International Inc Series G (b)(d)(e)	190,338	10,708,416
Zipline International Inc Series H (d)(e)	58,800	3,308,088
		40,168,571
TOTAL INDUSTRIALS		42,412,219
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (d)(e)	690,700	61,486,114
Cerebras Systems Inc Series H (d)(e)	45,700	4,068,214
		65,554,328
Software - 0.9%
Anthropic PBC Series E (b)(d)(e)	46,100	11,946,354
Anthropic PBC Series F (d)(e)	130,800	33,895,512
Anthropic PBC Series G (d)(e)	113,200	29,334,648
Applied Intuition Inc Series A2 (b)(d)(e)	45,533	4,313,796
Applied Intuition Inc Series B2 (b)(d)(e)	21,955	2,080,017
Asapp Inc Series C (b)(d)(e)	204,122	230,658
Canva Inc Series A2 (b)(d)(e)	568	764,977
Canvas Inc Series A (b)(d)(e)	3,132	4,218,146
Databricks Inc Series L (d)(e)	116,100	19,168,110
Gusto Inc Series D (b)(d)(e)	184,203	3,505,383
Gusto Inc Series E (b)(d)(e)	28,063	534,039
MOLOCO Inc Series A (b)(d)(e)	95,881	6,765,363
Nuro Inc/DE Series C (b)(d)(e)	405,967	4,441,279
Nuro Inc/DE Series D (b)(d)(e)	114,603	1,450,874
Nuro Inc/DE Series E (b)(d)(e)	229,500	2,499,255
OpenAI Group Pbc Series A-2 (d)(e)	95,410	65,612,504
OpenAI Group Pbc Series A-3 (d)(e)	37,046	25,476,164
Physical Intelligence Inc Series B (d)(e)	3,300	894,069
Stripe LLC Series H (b)(d)(e)	29,000	1,827,000
Stripe LLC Series I (b)(d)(e)	321,951	20,282,913
World Labs Technologies Inc Series C (d)(e)	30,400	9,579,648
World Labs Technologies Inc Series C PRIME (d)(e)	17,968	6,067,075
		254,887,784
TOTAL INFORMATION TECHNOLOGY		320,442,112
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series E2 (d)(e)	155,200	2,742,384
TOTAL UNITED STATES		387,830,300
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $278,072,395)		428,370,679

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e) (Cost $389,358)	389,358	90,612

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	368,254,837	368,328,489
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	138,958,780	138,972,675
TOTAL MONEY MARKET FUNDS (Cost $507,300,171)			507,301,164

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $17,324,587,713)	33,704,794,799
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(154,737,914)
NET ASSETS - 100.0%	33,550,056,885

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,767,302,957 or 5.3% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $13,683,157 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,588,281 or 0.0% of net assets.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,779,065.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	1,043,678

Anduril Industries Inc Class B	6/16/2025	155,273

Anduril Industries Inc Class C	6/16/2025	80

Anduril Industries Inc Series G	4/17/2025	1,439,074

Anthropic PBC Series E	2/14/2025	2,585,588

Anthropic PBC Series F	8/18/2025	18,438,562

Anthropic PBC Series G	1/27/2026	29,334,240

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,535,018

Applied Intuition Inc Series A2	7/2/2024	2,718,088

Applied Intuition Inc Series B2	7/2/2024	1,310,601

Asapp Inc 8% 3/13/2028	3/13/2026	432,300

Asapp Inc Series C	4/30/2021	1,346,613

Bending Spoons SpA Class C	10/9/2025	4,040,922

Bytedance Ltd Series E1	11/18/2020	8,846,581

Canva Inc Class A	3/18/2024 - 11/12/2025	50,414,522

Canva Inc Series A2	9/22/2023	605,864

Canvas Inc Series A	9/22/2023	3,340,783

Carbon Inc	12/15/2017 - 3/22/2019	431,777

Cerebras Systems Inc Series G	9/19/2025	25,025,719

Cerebras Systems Inc Series H	1/30/2026	4,068,012

Chobani Inc Class A	10/14/2025	12,263,885

Databricks Inc Series L	12/18/2025	22,059,000

Discord Inc Series I	9/15/2021	1,486,686

Element Labs Inc Series B	6/27/2025	1,284,353

ElevateBio LLC Series C	3/9/2021	2,040,867

Epic Games Inc	7/13/2020 - 7/30/2020	8,055,750

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,844,485

GoBrands Inc Series G	3/2/2021	2,085,639

GoBrands Inc Series H	7/22/2021	4,579,527

Gusto Inc	10/1/2021	1,448,054

Gusto Inc Series D	7/16/2019	2,452,184

Gusto Inc Series E	7/13/2021	852,984

High Power Exploration Inc	6/3/2024	2,653,205

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	6,793,093

Illuminated Holdings Inc	1/9/2026	1,045,027

Illuminated Holdings Inc Series E2	1/9/2026	2,316,165

JUUL Labs Inc Class A	11/4/2025	11,059,260

Kardigan Inc Series B	10/9/2025	3,402,133

Lyra Health Inc Series E	1/14/2021	1,747,079

Lyra Health Inc Series F	6/4/2021	180,899

MOLOCO Inc Series A	6/26/2023	5,752,860

Nuro Inc/DE Series C	10/30/2020	5,299,737

Nuro Inc/DE Series D	10/29/2021	2,388,982

Nuro Inc/DE Series E	4/1/2025	2,936,106

OpenAI Group Pbc Class A	9/3/2025	2,365,000

OpenAI Group Pbc Series A-2	9/30/2024	17,923,456

OpenAI Group Pbc Series A-3	4/11/2025	11,368,444

Oura Health Oy Series E	9/24/2025	13,226,540

Physical Intelligence Inc Series B	10/24/2025	896,146

Rad Power Bikes Inc	1/21/2021	1,599,460

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	389,358

Rad Power Bikes Inc Series A	1/21/2021	208,524

Rad Power Bikes Inc Series C	1/21/2021	820,526

Rad Power Bikes Inc Series D	9/17/2021	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	11/20/2020 - 11/14/2023	11,930,719

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	1/28/2026	11,985,811

Somatus Inc Series E	1/31/2022	2,413,708

Space Exploration Technologies Corp	8/4/2020 - 12/19/2025	163,586,865

Space Exploration Technologies Corp Class C	4/2/2024	12,388,840

Starling Bank Ltd	6/18/2021 - 4/5/2022	8,226,276

Stripe LLC Class B	5/18/2021	3,013,641

Stripe LLC Series H	3/15/2021	1,163,625

Stripe LLC Series I	3/20/2023 - 5/12/2023	6,482,207

Tanium Inc Class B	9/18/2020	5,122,575

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	729,800

Tenstorrent Holdings Inc Series C1	4/23/2021	3,801,992

Tulco LLC	8/24/2017 - 9/7/2018	651,224

Veterinary Emergency Group	9/16/2021 - 10/2/2024	11,147,486

Waymo LLC Series D-2	2/2/2026	5,504,583

World Labs Technologies Inc Series C	2/17/2026	7,911,250

World Labs Technologies Inc Series C PRIME	2/17/2026	6,078,756

Zipline International Inc	10/12/2021	3,148,776

Zipline International Inc Series E	12/21/2020	5,808,653

Zipline International Inc Series F	4/11/2023	11,529,494

Zipline International Inc Series G	6/7/2024	7,983,975

Zipline International Inc Series H	12/3/2025	3,308,338

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	363,221,728	2,183,077,959	2,177,971,198	2,734,142	(16,008)	16,008	368,328,489	368,254,837	0.6%
Fidelity Securities Lending Cash Central Fund	120,938,071	809,167,503	791,132,899	165,211	-	-	138,972,675	138,958,780	0.4%
Total	484,159,799	2,992,245,462	2,969,104,097	2,899,353	(16,008)	16,008	507,301,164

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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